INSURANCE CLAIMS	12 Months Ended
Dec. 31, 2021
Disclosure of claims and benefits paid [Abstract]
INSURANCE CLAIMS
NOTE 10: INSURANCE CLAIMS
Insurance claims comprise:

	2021	2020	2019
	£m	£m	£m
Life insurance and investment contracts
Claims and surrenders	(9,063)	(7,670)	(8,684)
Change in insurance and participating investment contracts (note 30)	(7,474)	(4,590)	(12,633)
	(16,537)	(12,260)	(21,317)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)	(1,938)	(2,664)
	(21,118)	(14,198)	(23,981)
Reinsurers’ share[1]	285	418	290
	(20,833)	(13,780)	(23,691)
Change in unallocated surplus	35	57	(19)
Total life insurance and investment contracts	(20,798)	(13,723)	(23,710)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(322)	(318)	(287)
Total insurance claims	(21,120)	(14,041)	(23,997)
1Reinsurers’ share compromises a charge of £5 million in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £290 million in respect of contracts classified as reinsurance contracts and included within other assets.
Total non-life insurance claims, net of reinsurance, in 2021 included weather-related claims of £30 million, a decrease of 36 per cent on 2020.
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:

	2021	2020	2019
	£m	£m	£m
Deaths	(790)	(694)	(674)
Maturities	(1,022)	(873)	(1,122)
Surrenders	(5,893)	(4,641)	(5,523)
Annuities	(1,194)	(1,171)	(1,104)
Other	(164)	(291)	(261)
Total life insurance gross claims and surrenders	(9,063)	(7,670)	(8,684)

	2021	2020
	£m	£m
Amounts recognised in the balance sheet
Retirement benefit assets	4,531	1,714
Retirement benefit obligations	(230)	(245)
Total amounts recognised in the balance sheet	4,301	1,469
The total amounts recognised in the balance sheet relate to:

	2021	2020
	£m	£m
Defined benefit pension schemes	4,404	1,578
Other post-retirement benefit schemes	(103)	(109)
Total amounts recognised in the balance sheet	4,301	1,469
The expense recognised in the income statement for the year ended 31 December comprises:

	2021	2020	2019
	£m	£m	£m
Current service cost	213	206	201
Net interest amount	(29)	(23)	(48)
Settlements	1	2	1
Past service cost – plan amendments	11	5	44
Plan administration costs incurred during the year	38	54	43
Total defined benefit pension expense	234	244	241

	2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m
Equity instruments	617	36	653	616	45	661
Debt instruments[1]:
Fixed interest government bonds	10,512	—	10,512	11,328	—	11,328
Index-linked government bonds	23,969	—	23,969	21,058	—	21,058
Corporate and other debt securities	13,399	—	13,399	12,736	—	12,736
	47,880	—	47,880	45,122	—	45,122
Property	—	139	139	—	136	136
Pooled investment vehicles	1,192	13,346	14,538	650	13,022	13,672
Money market instruments, cash, derivatives and other assets and liabilities	319	(11,995)	(11,676)	812	(9,276)	(8,464)
At 31 December	50,008	1,526	51,534	47,200	3,927	51,127
1Of the total debt instruments, £42,568 million (2020: £39,439 million) were investment grade (credit ratings equal to or better than ‘BBB’).